Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of December 2012

Collection Period Start	1-Dec-12	Distribution Date	15-Jan-13
Collection Period End	31-Dec-12	30/360 Days	30
Beg. of Interest Period	17-Dec-12	Actual/360 Days	29
End of Interest Period	15-Jan-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,142.86	324,822,537.37	301,221,701.66	0.3373683
Total Securities		892,857,142.86	324,822,537.37	301,221,701.66	0.3373683
Class A-1 Notes	0.317300%	112,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.900000%	246,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.120000%	280,000,000.00	69,965,394.51	46,364,558.80	0.1655877
Class A-4 Notes	1.270000%	112,000,000.00	112,000,000.00	112,000,000.00	1.0000000
Certificates	0.000000%	142,857,142.86	142,857,142.86	142,857,142.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	23,600,835.71	65,301.03	84.2886990	0.2332180
Class A-4 Notes	0.00	118,533.33	0.0000000	1.0583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	23,600,835.71	183,834.36

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,313,496.20
Monthly Interest				1,911,813.65
Total Monthly Payments				6,225,309.85

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				239,362.03
Aggregate Sales Proceeds Advance				7,185,181.46
Total Advances				7,424,543.49

Vehicle Disposition Proceeds:
Reallocation Payments				10,226,456.00
Repurchase Payments				1,048,015.29
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,797,077.63
Excess Wear and Tear and Excess Mileage				121,379.68
Remaining Payoffs				0.00
Net Insurance Proceeds				1,765,354.31
Residual Value Surplus				361,442.66
Total Collections				33,969,578.91

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	5,434,963.00			376
Involuntary Repossession	103,901.00			7
Voluntary Repossession	20,740.00			1
Full Termination	4,666,852.00			327
Bankruptcy	-			-
Insurance Payoff		1,754,109.47		100
Customer Payoff			147,064.76	9
Grounding Dealer Payoff			5,158,650.41	307
Dealer Purchase			1,311,077.20	74
Total	10,226,456.00	1,754,109.47	6,616,792.37	1,201

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of December 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	19,943	349,102,398.25	6.00%	324,822,537.37
Total Depreciation Received		(4,917,702.87)		(4,715,946.10)
Principal Amount of Gross Losses	(110)	(1,874,956.79)		(1,746,536.42)
Repurchase / Reallocation	(77)	(1,119,887.78)		(1,048,015.29)
Early Terminations	(340)	(5,433,675.98)		(5,145,815.41)
Scheduled Terminations	(733)	(11,768,368.09)		(10,944,522.49)
Pool Balance - End of Period	18,683	323,987,806.74	6.00000%	301,221,701.66

Remaining Pool Balance
Lease Payment				42,846,039.96
Residual Value				258,375,661.70
Total				301,221,701.66

III. DISTRIBUTIONS

Total Collections					33,969,578.91
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					33,969,578.91

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					232,595.27
3. Reimbursement of Sales Proceeds Advance					7,878,605.98
4. Servicing Fee:
Servicing Fee Due					270,685.45
Servicing Fee Paid					270,685.45
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					8,381,886.70

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					65,301.03

Class A-3 Notes Monthly Interest Paid					65,301.03
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of December 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	118,533.33

Class A-4 Notes Monthly Interest Paid	118,533.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	183,834.36
Total Note and Certificate Monthly Interest Paid	183,834.36
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	25,403,857.85

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	23,600,835.71

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	23,600,835.71
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,803,022.14

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of December 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,285.71
Required Reserve Account Amount		13,392,857.14
Beginning Reserve Account Balance		13,392,857.14
Additional Cash Infusion		0.00
Reinvestment Income for the Period
Reserve Fund Available for Distribution		13,392,857.14
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		1,803,022.14
Gross Reserve Account Balance		15,195,879.28
Remaining Available Collections Released to Seller		1,803,022.14
Total Ending Reserve Account Balance		13,392,857.14

V. POOL STATISTICS

Weighted Average Remaining Maturity		7.08
Monthly Prepayment Speed		22%
Lifetime Prepayment Speed		75%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,924,013.89
Securitization Value of Defaulted Receivables and Casualty Receivables	1,746,536.42	110
Aggregate Defaulted and Casualty Gain (Loss)	177,477.47
Pool Balance at Beginning of Collection Period	324,822,537.37
Net Loss Ratio	0.0546%

Cumulative Net Losses for all Periods	0.0739%	660,112.23

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,649,756.42	165
61-90 Days Delinquent	588,639.75	33
91-120+ Days Delinquent	73,731.95	6
Total Delinquent Receivables:	3,312,128.12	204
60+ Days Delinquencies as Percentage of Receivables	0.20%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	10,101,815.00	703
Securitization Value	10,378,633.09
Aggregate Residual Gain (Loss)	(276,818.09)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	154,200,321.83	9,545
Cumulative Securitization Value	160,613,778.92
Cumulative Residual Gain (Loss)	(6,413,457.09)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		11,724,190.49
Reimbursement of Outstanding Advance		7,878,605.98
Additional Advances for current period		7,185,181.46
Ending Balance of Residual Advance		11,030,765.97

Beginning Balance of Payment Advance		527,924.84
Reimbursement of Outstanding Payment Advance		232,595.27
Additional Payment Advances for current period		239,362.03
Ending Balance of Payment Advance		534,691.60

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of December 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No